Issued Capital	12 Months Ended
Jun. 30, 2019
Disclosure Of Issued Capital [Abstract]
ISSUED CAPITAL

10.	ISSUED CAPITAL

		Years Ended June 30,
	Notes	2019	2018	2017

(a) Issued Capital
860,837,432 (2018: 533,891,470) fully paid ordinary shares	10(b)	156,632,636	143,910,328	144,018,006
Nil (2017: Nil) options for fully paid ordinary shares	10(c)	-	-	-

		156,632,636	143,910,328	144,018,006

(b)	Movements in Issued Shares

	June 30,
	2019		2018		2017
	No.	A$	No.	A$	No.	A$
Beginning of the year	533,891,470	143,910,328	533,891,470	144,018,006	533,891,470	144,177,570

Movement during the year	326,945,962	12,722,308	-	(107,678)	-	(159,564)

End of the year	860,837,432	156,632,636	533,891,470	143,910,328	533,891,470	144,018,006

Details of share issuances are as follows:

Date	Details	Notes	Number	Issue Price	A$
Year end June 30, 2016			-	-	(16,500)
30 June 2017	Security issuance costs		-	-	(159,564)
Year end June 30, 2017			-	-	(159,564)
June 30, 2018	Security issuance costs		-	-	(107,678)
Year end June 30, 2018			-	-	(107,678)
13 July 2018	Issue of shares under ATM Facility		3,083,580	0.05	166,086
4 January 2019	Issue of shares under ATM Facility		15,789,360	0.05	749,614
4 February 2019	Issue of shares under ATM Facility		1,912,440	0.04	78,508
21 March 2019	Issue of shares under ATM Facility		7,930,740	0.05	430,346
21 March 2019	Issue of shares under ATM Facility		3,723,120	0.05	169,064
21 March 2019	Issue of shares under ATM Facility		156,000	0.05	7,341
21 March 2019	Issue of shares under ATM Facility		1,014,240	0.04	43,544
8 April 2019	Issue of shares under strategic investment by Life Biosciences LLC		269,905,533	0.04	10,526,318
8 April 2019	Issue of shares to sophisticated and professional investors		23,430,949	0.04	913,807
June 30, 2019	Security issuance costs				(362,320)
Year end June 30, 2019			326,945,962		12,722,308

(i) Shares issued to consultants for services are recorded as non-cash compensation and are recognized at either the fair value of the services rendered, or if this cannot be reasonably estimated, the fair value of the underlying equity instruments issued. Shares issued to consultants have been valued as outlined below:

The services provided by these consultants were documented in consultancy agreements which outlined remuneration in the form of an annual fee and share-based compensation in the form of shares. The equity-based compensation is not linked to any particular milestone or element of the services to be provided under the terms of the agreements.

Given the extended period of consultants’ involvement and associated milestones, the Company determined there were no comparable service examples against which to benchmark the value of the consultants’ services. Additionally, there was no distinction between the portion of the services which gave rise to the cash entitlements and the portion that gave rise to share entitlements. As the Company could not reliably estimate the fair value of the services received, the Company determined that it was appropriate to measure the services at the fair value of the underlying equity instruments issued.

(c)	Movements in Options

	June 30,
	2019		2018		2017
	Number of Options	A$	Number of Options	A$	Number of Options	A$
Beginning of the year	-	-	-	-	-	2,701,644

Reclassify expired options to accumulated losses	-	-	-	-		(2,701,644)

End of the year*	-	-	-	-	-	-

*	In 2017 expired options were reclassified to accumulated losses. There was no movement in options during the financial years ended June 30, 2019 and 2018.

(d)	Terms and Conditions of Issued Capital

Ordinary shares

Ordinary shares have the right to receive dividends as declared and, in the event of a winding up of the Company, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held.  Ordinary shares entitle their holder to vote, either in person or by proxy, at a meeting of the Company’s shareholders.

Options

Option holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Company’s shareholders.  Options may be exercised at any time from the date they vest to the date of their expiration.  Share options convert into ordinary shares on a one for one basis on the date they are exercised.

(e)	Shares Issued after Reporting Date

Subsequent to the end of the current financial year, on July 31, 2019, 7,962,060 new ordinary shares were issued.